Significant Accounting Policies - Recent Accounting Pronouncements (Details)	1 Months Ended	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Apr. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($) segment
Accounts Receivable, Trade
Provision for doubtful accounts			$ 0	$ 0	$ 15,000
Impairment of Long-Lived Assets
Historical blended average year for calculating undiscounted projected net operating cash flows				10 years	10 years
Term for time charter rates				6 months	6 months
Impairment loss	$ 0	$ 0	$ 0	$ 0	$ 0
Vessel Depreciation
Estimated useful life				25 years	25 years
Accounting for Revenues and Expenses
Gain (loss) on bunkers				$ 63,000	$ (1,949,000)
Segmental Reporting
Number of reportable segment | segment					1
Financial Instruments, credit losses
Provision for credit losses				0	$ 0
Offering Expenses
Deferred offering expenses				$ 152,000	$ 376,000